Risk Management (Details) - Schedule of High, Low and Average Levels - Market Risk - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
High
Schedule of High, Low and Average Levels [Line Items]
VaR	$ 2,870	$ 4,060
Low
Schedule of High, Low and Average Levels [Line Items]
VaR	1,050	1,470
Average
Schedule of High, Low and Average Levels [Line Items]
VaR	1,670	2,400
Fixed-income investments | High
Schedule of High, Low and Average Levels [Line Items]
VaR	2,830	3,330
Fixed-income investments | Low
Schedule of High, Low and Average Levels [Line Items]
VaR	960	1,410
Fixed-income investments | Average
Schedule of High, Low and Average Levels [Line Items]
VaR	1,360	2,230
Variable-income investments | High
Schedule of High, Low and Average Levels [Line Items]
VaR	0	0
Variable-income investments | Low
Schedule of High, Low and Average Levels [Line Items]
VaR	0	0
Variable-income investments | Average
Schedule of High, Low and Average Levels [Line Items]
VaR	0	0
Foreign currency investments | High
Schedule of High, Low and Average Levels [Line Items]
VaR	2,620	3,930
Foreign currency investments | Low
Schedule of High, Low and Average Levels [Line Items]
VaR	160	180
Foreign currency investments | Average
Schedule of High, Low and Average Levels [Line Items]
VaR	$ 1,040	$ 1,550